As filed with the U.S. Securities and Exchange Commission on June 18, 2026

Securities Act File No. 333-72511
Investment Company Act File No. 811-09237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 43	☒

(Check appropriate box or boxes)

Calamos Advisors Trust

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court

Naperville, Illinois 60563

Telephone Number: 630-245-7200

John P. Calamos, Sr.

Calamos Advisors LLC

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike and Rita Rubin
Ropes & Gray LLP
191 North Wacker Drive, 32nd Floor
Chicago, Illinois 60606

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ on June 23, 2026 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on [ ] pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CALAMOS ADVISORS TRUST

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 39, as it relates to Calamos U.S. Equity Autocallable VIP Fund (the “Fund”), a series of the Registrant, until June 23, 2026.

The Registrant is submitting this Post-Effective Amendment No. 41 to its Registration Statement under the Securities Act and Amendment No. 43 to its Registration Statement under the Investment Company Act solely to designate June 23, 2026 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act.

CONTENTS OF POST EFFECTIVE AMENDMENT NO. 41

This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

The Facing Sheet

Parts A, B and C of the Registrant’s Post-Effective Amendment No. 39 under the Securities Act of 1933 as it relates to the Funds, filed on April 8, 2026, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Naperville and State of Illinois, on the 18th day of June, 2026.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Trustee and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

/s/ John P. Calamos, Sr.	Trustee and President	June 18, 2026
John P. Calamos, Sr.	(principal executive officer)

/s/ John S. Koudounis**	Trustee and Vice President	June 18, 2026
John S. Koudounis

/s/ Hugh P. Armstrong**	Trustee	June 18, 2026
Hugh P. Armstrong

/s/ Virginia G. Breen*	Trustee	June 18, 2026
Virginia G. Breen

/s/ Jeffrey S. Phlegar**	Trustee	June 18, 2026
Jeffrey S. Phlegar

/s/ William Rybak*	Trustee	June 18, 2026
William Rybak

/s/ Karen L. Stuckey*	Trustee	June 18, 2026
Karen L. Stuckey

/s/ Christopher M. Toub*	Trustee	June 18, 2026
Christopher M. Toub

/s/ Lloyd A. Wennlund*	Trustee	June 18, 2026
Lloyd A. Wennlund

/s/ Thomas E. Herman	Vice President and Chief Financial Officer	June 18, 2026
Thomas E. Herman	(principal accounting officer)

 *An original power of attorney authorizing John P. Calamos, Sr. to execute this Registration Statement, and amendments thereto, for Messrs. Rybak, Toub, Wennlund, and Mses. Breen and Stuckey, each a trustee of the Registrant on whose behalf this Registration Statement is filed, was previously executed, and previously filed as an exhibit.

**An original power of attorney authorizing John P. Calamos, Sr. to execute this Registration Statement, and amendments thereto, for Messrs. Koudounis, Armstrong, and Phlegar, each a trustee of the Registrant on whose behalf this Registration Statement is filed, was previously executed, and previously filed as an exhibit.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-in-Fact
June 18, 2026